Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 26	$ 26
Geological consulting fees - capitalized		18
Management fees - expensed	188	178
Salaries - expensed	47	29
Share-based payments		170
Total	$ 261	$ 421